Note 3 - Summary of Significant Accounting Policies - Outstanding Dilutive Securities (10-Q) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Preferred Series A-1 (in shares)	621,719	3,489,347	947,841	3,489,335
Convertible Preferred Stock [Member]
Preferred Series A-1 (in shares)	0	3,331,201
Warrant [Member]
Preferred Series A-1 (in shares)	102,462	43,621	598,457	43,618
Share-Based Payment Arrangement, Option [Member]
Preferred Series A-1 (in shares)	519,257	114,525	349,384	114,516